Provisions - Summary of Changes in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Noncurrent Provisions [Line Items]
At January 1	$ 7,121
At December 31	11,033	$ 7,121
Asset Retirement Obligations
Disclosure Of Noncurrent Provisions [Line Items]
At January 1	7,121
Additions: included in the acquisition value of right-of-use assets	3,714	7,040
Unwinding of discount effect	165	81
Exchange differences	33
At December 31	$ 11,033	$ 7,121